Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 3,452,133	$ 2,319,453
Restricted cash	167,026	116,866
Accounts receivable, net	834,672	6,309,476
Contract costs	226,636	1,799,951
Advance to suppliers	121,099	36,478
Prepaid expenses and other current assets, net	1,302,341	1,323,636
Total current assets	6,103,907	11,927,216
Non-current assets:
Property and equipment, net	26,013	141,805
Intangible assets, net	2,639	114,442
Right of use assets	42,984	61,981
Prepaid expenses and other non-current assets		3,655,687
Total non-current assets	71,636	3,973,915
TOTAL ASSETS	6,175,543	15,901,131
Current liabilities:
Short-term borrowings	30,093,864	29,214,396
Accounts payable	40,612,026	39,197,211
Deferred revenue	2,043,884	2,842,878
Convertible loans	542,907	2,006,119
Accrued expenses and other current liabilities	32,324,835	29,917,735
Lease liabilities, current	39,002	40,098
Total current liabilities	105,728,668	103,288,441
Non-current liabilities:
Accrued liabilities, non-current	8,829,889	8,469,103
Long-term borrowing	1,429,603	1,387,082
Lease liabilities, non-current	1,993	18,390
Total non-current liabilities	18,234,860	17,476,618
TOTAL LIABILITIES	123,963,528	120,765,059
Commitments and Contingencies
Shareholders’ deficit
Ordinary shares (par value of $0.00005 per share; 1,000,000,000 shares and 1,000,000,000 shares authorized as of December 31, 2025 and June 30, 2026, respectively; 55,235,284 shares and 237,388,531 shares issued and outstanding as of December 31, 2025 and June 30, 2026, respectively)	11,870	2,762
Preferred shares (par value of $0.00005 per share; 3,700,000 and 3,700,000 preferred shares authorized as of December 31, 2025 and June 30, 2026, respectively; 3,700,000 and 3,700,000 preferred shares issued and outstanding as of December 31, 2025 and June 30, 2026, respectively)	185	185
Additional paid-in capital	134,432,112	130,134,778
Statutory reserve	237,486	237,486
Accumulated deficit	(239,598,159)	(226,559,555)
Accumulated other comprehensive loss	(8,542,106)	(4,370,415)
XIAO-I CORPORATION shareholders’ deficit	(113,458,612)	(100,554,759)
Non-controlling interests	(4,329,373)	(4,309,169)
Total shareholders’ deficit	(117,787,985)	(104,863,928)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	6,175,543	15,901,131
Related Party
Current assets:
Amounts due from related parties, current		21,356
Current liabilities:
Amount due to related parties, current	72,150	70,004
Non-current liabilities:
Amount due to a related party, non-current	$ 7,973,375	$ 7,602,043